Loans Measured at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of Loans
10.1 Details of loans as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Loans measured at amortized cost	￦	436,647,081	￦	449,676,848
Deferred loan origination fees and costs		552,834		591,244
Less: Allowances for credit losses		(4,160,984)		(5,462,805)

	￦	433,038,931	￦	444,805,287

Summary of Loans for other Banks
10.2 Details of loans to banks as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Loans measured at amortized cost	￦	9,751,737	￦	11,569,466
Less: Allowances for credit losses		(1,951)		(20,429)

	￦	9,749,786	￦	11,549,037

Summary of Loan Types and Customer Types of Loans to Customers other than Banks
10.3 Details of loan types and customer types of loans to customers other than banks as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	177,278,504	￦	177,766,170	￦	—	￦	355,044,674
Loans in foreign currencies		4,667,895		26,052,080		—		30,719,975
Domestic import usance bills		—		4,499,072		—		4,499,072
Off-shore funding loans		—		908,266		—		908,266
Call loans		—		119,066		—		119,066
Bills bought in Korean won		—		285,727		—		285,727
Bills bought in foreign currencies		—		1,780,874		—		1,780,874
Guarantee payments under acceptances and guarantees		1		18,459		—		18,460
Credit card receivables in Korean won		—		—		22,562,217		22,562,217
Credit card receivables in foreign currencies		—		—		47,376		47,376
Bonds purchased under repurchase agreements		—		3,151,157		—		3,151,157
Privately placed bonds		—		719,079		—		719,079
Factored receivables		111		5		—		116
Lease receivables		576,165		558,318		—		1,134,483
Loans for installment credit		5,915,223		542,413		—		6,457,636

		188,437,899		216,400,686		22,609,593		427,448,178

Proportion (%)		44.08		50.63		5.29		100.00
Less: Allowances for credit losses		(1,337,366)		(1,983,825)		(837,842)		(4,159,033)

	￦	187,100,533	￦	214,416,861	￦	21,771,751	￦	423,289,145

	December 31, 2023
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	178,476,837	￦	190,160,636	￦	—	￦	368,637,473
Loans in foreign currencies		4,859,698		25,449,011		—		30,308,709
Domestic import usance bills		—		3,398,981		—		3,398,981
Off-shore funding loans		—		507,683		—		507,683
Call loans		—		269,198		—		269,198
Bills bought in Korean won		—		1,861		—		1,861
Bills bought in foreign currencies		—		1,276,579		—		1,276,579
Guarantee payments under acceptances and guarantees		—		20,085		—		20,085
Credit card receivables in Korean won		—		—		22,304,522		22,304,522
Credit card receivables in foreign currencies		—		—		45,449		45,449
Bonds purchased under repurchase agreements		—		3,633,073		—		3,633,073
Privately placed bonds		—		901,609		—		901,609
Factored receivables		70		99		—		169
Lease receivables		447,494		337,407		—		784,901
Loans for installment credit		5,908,190		700,144		—		6,608,334

		189,692,289		226,656,366		22,349,971		438,698,626

Proportion (%)		43.24		51.67		5.09		100.00
Less: Allowances for credit losses		(1,369,081)		(3,137,470)		(935,825)		(5,442,376)

	￦	188,323,208	￦	223,518,896	￦	21,414,146	￦	433,256,250

Summary of Changes in Deferred Loan Origination Fees and Costs
10.4 Changes in deferred loan origination fees and costs for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	675,090	￦	281,111	￦	(361,692)	￦	—	￦	594,509
Others 1		76,696		38,913		(47,446)		4		68,167

		751,786		320,024		(409,138)		4		662,676

Deferred loan origination fees
Loans in Korean won		23,996		36,240		(17,401)		—		42,835
Others 2		53,029		49,245		(37,730)		2,463		67,007

		77,025		85,485		(55,131)		2,463		109,842

	￦	674,761	￦	234,539	￦	(354,007)	￦	(2,459)	￦	552,834

	2023
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	594,509	￦	416,003	￦	(387,019)	￦	—	￦	623,493
Others 1		68,167		53,006		(43,812)		(364)		76,997

		662,676		469,009		(430,831)		(364)		700,490

Deferred loan origination fees
Loans in Korean won		42,835		11,859		(17,692)		—		37,002
Others 2		67,007		9,255		(7,597)		3,579		72,244

		109,842		21,114		(25,289)		3,579		109,246

	￦	552,834	￦	447,895	￦	(405,542)	￦	(3,943)	￦	591,244

1	Includes deferred loan origination costs related to credit card receivables, loans for installment credit, and finance lease receivables.
2	Includes deferred loan origination fees related to loans in foreign currencies.